Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Share capital [Member]	Equity portion of convertible debt reserve [Member]	Options reserve [Member]	Warrants reserve [Member]	RSUs reserve [Member]	PSUs reserve [Member]	Shares to be issued [Member]	Deficit [Member]	Total
Equity at beginning of period at Dec. 31, 2023	$ 34,317,779	$ 0	$ 2,018,686	$ 67,386	$ 1,217,252			$ (34,568,353)	$ 3,052,750
Balance (shares) at Dec. 31, 2023	123,193,879
Shares issued for cash	$ 10,000,000	0	0	0	0			0	10,000,000
Shares issued for cash (shares)	3,355,704
Share issuance costs	$ (1,331,119)	0	0	470,286	0			0	(860,833)
Equity portion of convertible debt	0	427,483	0	0	0			0	427,483
Shares issued for options exercised	$ 433,662	0	(209,662)	0	0			0	224,000
Shares issued for options exercised (shares)	560,000
Shares issued for warrants exercised	$ 92,437	0	0	(38,796)	0			0	$ 53,641
Shares issued for warrants exercised (shares)	134,105								134,105
Shares issued for vested RSUs	$ 496,500	0	0	0	(496,500)			0	$ 0
Shares issued for vested RSUs (shares)	840,000								840,000
Shares issued for the conversion of convertible debt	$ 1,544,672	(427,483)	0	0	0			0	$ 1,117,189
Shares issued for the conversion of convertible debt (shares)	3,750,000
Share-based compensation	$ 0	0	81,002	0	(79,939)			0	1,063
Net loss for the year	0	0	0	0	0			(6,076,736)	(6,076,736)
Equity at end of period at Dec. 31, 2024	$ 45,553,931	$ 0	1,890,026	498,876	640,813	$ 0	$ 0	(40,645,089)	7,938,557
Balance (shares) at Dec. 31, 2024	131,833,688
Shares issued for cash	$ 39,999,996		0	0	0	0	0	0	39,999,996
Shares issued for cash (shares)	5,555,555
Share issuance costs	$ (4,397,257)		0	1,357,406	0	0	0	0	(3,039,851)
Shares issued for options exercised	$ 1,262,981		(604,231)	0	0	0	0	0	658,750
Shares issued for options exercised (shares)	1,581,250
Shares issued for warrants exercised	$ 28,969		0	(12,794)	0	0	0	0	$ 16,175
Shares issued for warrants exercised (shares)	40,437								40,437
Shares issued for vested RSUs	$ 5,356,050		0	0	(5,356,050)	0	0	0	$ 0
Shares issued for vested RSUs (shares)	1,390,000								1,390,000
Proceeds received for options exercise	$ 0		0	0	0	0	50,000	0	$ 50,000
Share-based compensation	0		982,655	0	8,865,439	744,158	0	0	10,592,252
Net loss for the year	0		0	0	0	0	0	(24,605,873)	(24,605,873)
Equity at end of period at Dec. 31, 2025	$ 87,804,670		$ 2,268,450	$ 1,843,488	$ 4,150,202	$ 744,158	$ 50,000	$ (65,250,962)	$ 31,610,006
Balance (shares) at Dec. 31, 2025	140,400,930